Schedule of Rent Receivables (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Receivables Net [Line Items]
Billed receivables		$ 343,785	$ 268,870
Straight-line receivables		4,336,499	2,006,904
Total rents receivable	$ 7,372,062	$ 4,680,284	$ 2,275,774